Retirement benefit plan, Change in Other Comprehensive Loss (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in other comprehensive loss [Abstract]
Weighted average duration period for defined benefit obligation	17 years 7 months 6 days	19 years 3 months 18 days
Change in Other Comprehensive Loss [Member]
Change in other comprehensive loss [Abstract]
Other comprehensive loss, beginning of period	SFr (5,587)	SFr (4,283)	SFr (3,981)
Effect of changes in demographic assumptions	1,428	1,138	0
Effect of changes in financial assumptions	(71)	(2,171)	750
Effect of changes in experience assumptions	(931)	(2,003)	(888)
Return on plan assets excluding interest income	300	1,732	(164)
Other comprehensive loss, end of period	SFr (4,861)	SFr (5,587)	SFr (4,283)